INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
	September 30, 2017	December 31, 2016	Amortization Period
	(Unaudited)
Customer relationships	6,115,000	$6,115,000	5 to 14 years
Trade names	970,000	970,000	15 to 20 years
Technical know-how	660,000	660,000	10 years
Non-compete	150,000	150,000	5 years
Professional certifications	15,000	15,000	.25 to 2 years
Total intangible assets	7,910,000	7,910,000
Less: accumulated amortization	(6,786,000)	(6,156,000)
Intangible assets, net	$1,124,000	$1,754,000